Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (105,976)	$ (15,431)	¥ (132,823)	¥ (193,216)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	7,844	1,142	7,678	7,083
Provision for inventories	35	5	311	(8)
Provision for doubtful accounts	133	19	213	(107)
Interest expense of other debts	9,706	1,413	17,144	21,611
Interest receivable for issuance of ordinary shares	(6,112)	(890)	(14,239)	(15,394)
Amortization of right-of-use assets	24,597	3,582	11,705	11,687
Interest of lease liabilities	1,777	259	1,949	1,596
Investment income	178	26	622
Share of results of equity investees	82	12	(418)	131
Loss/(gain) on disposal of property and equipment and intangible assets	(7)	(1)	(104)	20
Gain on disposal of other debts				(6,846)
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition			(127)
Gain from disposal of a subsidiary	(3,597)	(524)
Impairment of goodwill	40,684	5,900
Share-based compensation expense	(7,677)	(1,118)	14,409	55,022
Fair value change of derivative liabilities	2,266	330	(2,824)	(11,369)
Deferred tax expense	(989)	(144)	(989)	(1,889)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(27,455)	(3,998)	(6,131)	(880)
Inventories	30,583	4,453	(23,176)	(38,839)
Prepayments and other current assets	47,754	6,954	(35,056)	(48,853)
Amounts due from related parties	(3,839)	(559)	490	(2,663)
Operating lease liabilities	(26,397)	(3,844)	(12,849)	(12,850)
Accounts payable	(36,342)	(5,292)	18,106	(22,029)
Salary and welfare payable	6	1	293	2,518
Accrued liabilities and other current liabilities	2,701	393	1,954	667
Amounts due to related parties	252	37	(808)	1,062
Contract liabilities	(2,536)	(369)	3,140	(5,229)
Other non-current assets	(1,740)	(253)	4,026	11,289
Net cash used in operating activities	(54,069)	(7,873)	(147,504)	(247,486)
Cash flows from investing activities:
Loan receivables advanced to third parties	(7,864)	(1,145)	(2,376)	(49,392)
Repayments on loan receivables from third parties	1,096	160	2,579	44,840
Loan receivables advanced to related parties	(4,120)	(600)	(35,995)	(4,814)
Repayments on loan receivables from related parties	3,874	564	35,245
Acquisition of subsidiaries	(2,938)	(428)
Increase/(decrease) in short-term investments	58,287	8,487	40,462	(168,546)
Purchase of intangible assets	(50)	(7)	(24)
Purchase of property and equipment	(1,805)	(263)	(3,077)	(6,509)
Disposal of property and equipment	16	2	125	4
Acquisitions of long-term investments			(15,792)
Net cash generated from/ (used in) investing activities	46,496	6,770	21,147	(184,417)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				354,825
Acquisition of additional interests in subsidiaries from non-controlling interests			245
Proceeds from short-term and long-term borrowings	110,553	16,098	185,614	87,846
Repayments of short-term and long-term borrowings	(187,234)	(27,263)	(176,897)	(74,000)
Proceeds from issuance of other debts, net of issuance costs				16,940
Proceeds from issuance of ordinary shares	87,959	12,808	262,870
Repayments of other debts	(87,959)	(12,808)	(270,860)	(130,827)
Proceeds from exercise of share option	25	4	1,023	9
Proceeds from the initial public offering, net of underwriter discounts and commissions and other offering costs paid				393,698
Net cash flows generated from/ (used in) financing activities	(76,656)	(11,161)	1,995	648,491
Net increase (decrease) in cash, cash equivalents and restricted cash	(84,229)	(12,264)	(124,362)	216,588
Cash, cash equivalents and restricted cash at beginning of year	162,855	23,714	292,237	88,352
Effects of exchange rate changes on cash, cash equivalents and restricted cash	11,224	1,633	(5,020)	(12,703)
Cash, cash equivalents and restricted cash at end of year	89,850	13,083	162,855	292,237
Supplemental schedule of non-cash investing and financing activities:
Accretion on convertible redeemable preferred shares				120,873
Accretion on redeemable non-controlling interests	(675)	(98)	(575)	(138)
Deemed dividend to preferred shareholders				(12,547)
Unpaid cash consideration for business acquisitions			(2,938)
Additional ASC 842 supplemental disclosure:
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	26,397	3,844	12,849	12,850
Right-of-use assets obtained in exchange for operating lease obligations	¥ 8,384	$ 1,221	¥ 21,038	¥ 25,970